Land, Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (7,050,349)	$ (1,083,619)	¥ (6,822,294)
Less: Impairment	(6,481,088)	(996,125)	(7,293,644)
Subtotal	2,587,643	397,713	4,737,275
Construction in progress	100,266	15,411	141,811
Total land, property, plant and equipment, net	2,687,909	413,124	4,879,086
Land [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	23,260	3,575	24,693
Total land, property, plant and equipment, net				¥ 186,111
Buildings [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	3,822,048	587,437	3,830,017
Total land, property, plant and equipment, net				¥ 263,624
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	12,118,073	1,862,514	14,828,021
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	87,781	13,492	93,255
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	¥ 67,918	$ 10,439	¥ 77,227